Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Accrued Expenses and Other Current Liabilities
Schedule of accrued expenses and other current liabilities

		As of December 31,
		2020	2021
		RMB	RMB
Interest payable	(i)	21,053	4,599
Payables to merchants		511,370	428,238
Accrual for salary, bonus and employee benefits		22,211	26,256
Advertising fees payable		19,216	7,122
Accrued expenses		22,008	23,970
Deposits from merchants		50,256	53,373
Other tax payable		95,322	73,029
Others		929	6,888
Accrued Expenses and Other Current Liabilities		742,365	623,475

(i)  The balance mainly includes the current portion of interest payable of convertible note (see Note 13).